                               FIDUCIARY EXCHANGE
                                   FUND, INC.
                              PERFORMANCE RESULTS+
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                       (STANDARDIZED SEC PERFORMANCE DATA
                      FOR THE PERIODS ENDED APRIL 30, 1997)
-------------------------------------------------------------------------------

                                                            ADJUSTED
                                                    TOTAL      TOTAL
                                                   RETURN     RETURN*
-------------------------------------------------------------------------------
Six months                                           12.7%   12.7%
-------------------------------------------------------------------------------
One year                                             22.1%   22.1%
-------------------------------------------------------------------------------
Five years                                           13.7%   13.8%
-------------------------------------------------------------------------------
Ten years                                            12.2%   12.8%
-------------------------------------------------------------------------------
Life of Fund (3/17/67)                               11.1%   11.7%
-------------------------------------------------------------------------------
                             CUMULATIVE TOTAL RETURN
                                  LIFE OF FUND
                              (3/17/67 TO 4/30/97)
-------------------------------------------------------------------------------
Fiduciary Exchange Fund                                    2252.3%
-------------------------------------------------------------------------------
Dow Jones Industrial Average                               2701.7%
-------------------------------------------------------------------------------
Standard &Poor's 500                                       2661.9%
-------------------------------------------------------------------------------

+Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Dow Jones Industrial Average and the Standard &Poor's 500 are unmanaged lists of common stocks.

This report must be preceded or accompanied by a prospectus which contains more complete information on the Fund including its distribution plan, sales charges and expenses. Please read the prospectus carefully before investing.

*These total return figures have been adjusted to reflect the Fund's election to retain its long-term capital gain during the period and to pay the federal tax thereon on behalf of shareholders. SEC standardized total return figures treat such payments as an expense of the Fund while the adjusted figures treat such payments as a distribution to shareholders (who receive a tax credit in the amount of the allocable share of the taxes paid by the Fund).

                                     [logo]
                                   EATON VANCE
                              The Boston Tradition
                              Funds offered through
                         Eaton Vance Distributors, Inc.
                 24 Federal Street, Boston, Massachusetts 02110
                                                                            6/97


                                    FIDUCIARY
                                  EXCHANGE FUND

                                 An Eaton Vance
                                  Exchange Fund

                               Semi-Annual Report
                                 April 30, 1997

                                     [logo]

                                 TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED APRIL 30, 1997, FIDUCIARY EXCHANGE FUND, INC. HAD A TOTAL RETURN OF 12.7%. That return resulted from an increase in net asset value to $245.75 per share from $218.85 per share, and the reinvestment of $0.83 in income dividends. This return compares favorably to the average total return of mutual funds in the Lipper Growth Fund Category, which was 7.15% during the period.*

FOR THE SIX MONTHS ENDED APRIL 30, 1997, FIDUCIARY EXCHANGE FUND, INC. HAD A TOTAL RETURN OF 12.7%.

AFTER EXPERIENCING MODERATE GROWTH IN THE FOURTH QUARTER OF 1996, THE U.S. ECONOMY IN THE FIRST QUARTER OF 1997 HAS BEEN MARKED BY STRONGER-THAN-EXPECTED GROWTH, A TIGHTENING LABOR MARKET, AND UNEASINESS OVER INFLATION. First quarter Gross Domestic Product (GDP) grew at a remarkably fast 5.8% annualized rate, the strongest quarterly growth in over a decade, while unemployment dropped to 4.9% in April, the lowest it has been since 1973. Inflation, which has been low throughout the period, remains benign. Producer, or wholesale, prices declined 0.6% during the month of April, while consumer prices showed a modest increase of 0.1%. A report on a surging productivity increase of 2.0% in April, the highest monthly rise in three years, may help explain why the continued economic strength has not yet led to a rise in inflation.

THE STOCK MARKET HAS SHOWN INCREASED VOLATILITY IN 1997, RESPONDING TO A ROBUST ECONOMY, AN INCREASE IN SHORT-TERM INTEREST RATES IN MARCH, AND CONCERNS OVER FURTHER RATE HIKES BY THE FEDERAL RESERVE. Within a six-week period in March and April, the Dow Jones Industrial Average declined almost 10%, and then fully recovered to reach new record highs. High-quality, blue chip stocks have generally continued to perform well, while the performance of small capitalization stocks has lagged.

THE INVESTMENT CLIMATE DURING THE PAST SIX MONTHS HAS BEEN FAVORABLE FOR THIS FUND. Strong earnings reports from Portfolio companies and a bullish market for large capitali-zation blue chip stocks have combined to produce solid returns for shareholders. We have taken advantage of the recent volatility in the equity market. Volatility benefits this Fund because it allows us to build up existing positions and to add new positions - at advantageous prices - in companies we believe have strong long-term growth prospects. Over the last six months, we have increased positions in the oil and gas exploration, health care services, and financial sectors where we feel the growth prospects remain quite strong.

THE INVESTMENT OF FIDUCIARY EXCHANGE FUND, INC. INTO THE TAX-MANAGED GROWTH PORTFOLIO IN THE SUMMER OF 1996 CONTINUES TO BENEFIT SHAREHOLDERS. As part of the Tax-Managed Growth Portfolio, through Hub & Spoke(R), shareholders of the Fund benefit from a greater diversification among stocks, industries, and sectors, and from the Portfolio's lower expense ratio, increased management flexibility, and greater potential for future capital appreciation. Opening the Portfolio to new investors allows management to add new growth companies to the Portfolio.

ONE RESULT OF THE NEW STRUCTURE, A LOWER DIVIDEND, CAN BE ATTRIBUTED TO THE INVESTMENT OF NEW FUNDS IN THE PORTFOLIO INTO A STOCK MARKET WITH A LOWER OVERALL DIVIDEND YIELD. Shareholders who wish to receive an income percentage larger than that provided by the current dividend may find that a systematic withdrawal plan meets their needs. In addition to providing a fixed, dependable income stream, a systematic withdrawal may be taxed at capital gains rates, which are lower than income rates for many shareholders.

"STRONG EARNINGS REPORTS FROM PORTFOLIO COMPANIES AND A BULLISH MARKET FOR LARGE
 CAPITALIZATION BLUE CHIP STOCKS HAVE COMBINED TO PRODUCE SOLID RETURNS FOR SHAREHOLDERS."

                                   Sincerely,

[Photo of Landon T. Clay]
                             /s/ Landon T. Clay

                                 LANDON T. CLAY
                                    President
                                  June 9, 1997

*It is not possible to invest in a Lipper category.

-------------------------------------------------------------------------------
    Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks including possible loss of principal invested.
-------------------------------------------------------------------------------

                           FIDUCIARY EXCHANGE FUND
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:

  Investment in Tax-Managed Growth Portfolio, at value
   (Note 1A) (identified cost, $14,800,082)                      $67,924,582
LIABILITIES:
  Payable to affiliate --
    Directors' fees (Note 4)                            $  131
  Accrued expenses                                       4,714
                                                        ------
      Total liabilities                                                4,845
                                                                 -----------
NET ASSETS for 276,382 shares of capital stock outstanding       $67,919,737
                                                                 ===========

SOURCES OF NET ASSETS:
  Accumulated undistributed net realized gain on
    investment transactions (computed on the basis
    of identified cost), less the excess of cost of
    capital stock redeemed over proceeds from sales
    of capital stock (including shares issued to
    shareholders electing to receive payment of
    distributions in capital stock)                              $23,858,027
  Accumulated undistributed net investment income                    109,767
  Provision for Federal tax on undistributed net
    realized long-term captial gain, paid on behalf of
    shareholders (Note 1C)                                        (9,172,557)
  Unrealized appreciation of investment transactions
    (computed on the basis of identified cost)                    53,124,500
                                                                 -----------
      Total                                                      $67,919,737
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($67,919,737 / 276,382 shares of capital stock
  outstanding)                                                     $245.75
                                                                   =======

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
             For the Six Months Ended April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Dividend income allocated from Portfolio (net of
    foreign taxes withheld of $4,087)                              $  468,559
  Interest income allocated from Portfolio                             73,401
  Expenses allocated from Portfolio                                  (205,011)
                                                                   ----------
      Net investment income from Portfolio                         $  336,949
  Expenses --
    Compensation of Director's not members of the
      Administrator's organization (Note 4)               $  432
    Custodian fees                                         3,851
    Transfer and dividend disbursing agent fees            7,500
    Printing and postage                                  12,671
    Legal and accounting services                         11,757
    Miscellaneous                                          3,665
                                                      ----------
        Total expenses                                                 39,876
                                                                   ----------
          Net investment income                                    $  297,073
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized gain from Portfolio (identified cost
  basis)                                                           $2,635,938
  Increase in unrealized appreciation --
    Investment transactions                           $4,817,880
    Securities sold short                                 23,577
                                                      ----------
        Increase in unrealized appreciation                         4,841,457
                                                                   ----------
          Net realized and unrealized gain                         $7,477,395
                                                                   ----------
            Net increase in net assets from
               operations                                          $7,774,468
                                                                   ==========

                       See notes to financial statements

                                  STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED          PERIOD ENDED       YEAR ENDED
                                                    APRIL 30, 1997      OCTOBER 31,      DECEMBER 31,
                                                     (UNAUDITED)          1996*              1995
                                                   ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                            $   297,073       $   465,737       $   667,806
    Net realized gain                                  2,635,938         3,265,132         7,662,357
    Increase in unrealized appreciation                4,841,457         5,619,131         8,140,251
                                                     -----------       -----------       -----------
      Net increase in net assets from
        operations                                   $ 7,774,468       $ 9,350,000       $16,470,414
                                                     -----------       -----------       -----------
  Distributions to shareholders --
    From net investment income                       $  (232,526)      $  (480,714)      $  (667,806)
    In excess of net investment income                  --                --                  (8,476)
                                                     -----------       -----------       -----------
      Total distributions to shareholders            $  (232,526)      $  (480,714)      $  (676,282)
                                                     -----------       -----------       -----------
  Provision for federal tax on undistributed
    net realized long-term gain (Note 1C)            $    --           $    --           $   (33,033)
                                                     -----------       -----------       -----------
  Net decrease from capital stock transactions
    (Note 2)                                         $(1,407,967)      $(3,414,294)      $(8,263,018)
                                                     -----------       -----------       -----------
      Net increase in net assets                     $ 6,133,975       $ 5,454,992       $ 7,498,081
NET ASSETS:
  At beginning of period                              61,785,762        56,330,770        48,832,689
                                                     -----------       -----------       -----------
  At end of period                                   $67,919,737       $61,785,762       $56,330,770
                                                     -----------       -----------       -----------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS
  At end of period                                   $   109,767       $    45,220       $    60,197
                                                     ===========       ===========       ===========

*For the ten month period ended October 31, 1996 (Note 5).

                       See notes to financial statements

                                                  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                          SIX MONTHS        PERIOD
                             ENDED           ENDED                               YEAR ENDED DECEMBER 31,
                        APRIL 30, 1997    OCTOBER 31,   ---------------------------------------------------------------------
                          (UNAUDITED)        1996*         1995           1994           1993           1992           1991
                        --------------    -----------    --------       --------       --------       --------       --------
NET ASSET VALUE,
  beginning of period      $218.850       $188.440       $141.160       $149.470       $151.610       $148.620       $104.510
                           --------       --------       --------       --------       --------       --------       --------

  INCOME (LOSS) FROM OPERATIONS:
    Net investment
      income               $  1.067       $  1.609       $  2.103       $  1.997       $  1.639       $  1.570       $  1.770
    Net realized
      and unrealized
      gain (loss) on
      investments            26.663         30.451         47.388         (8.329)        (1.168)         3.180         44.340
                           --------       --------       --------       --------       --------       --------       --------
      Total income
       (loss) from
       operations          $ 27.730       $ 32.060       $ 49.491       $ (6.332)      $ (0.471)      $  4.750       $ 46.110
                           --------       --------       --------       --------       --------       --------       --------
  LESS DISTRIBUTIONS:
    From net
      investment income    $ (0.830)      $ (1.650)      $ (2.074)      $ (1.850)      $ (1.600)      $ (1.760)      $ (1.650)
    In excess of net
      investment
      income                   --              --          (0.026)           --             --             --             --
    From net realized
      gain on investments      --              --             --             --          (0.900)           --          (0.140)
                           --------       --------       --------       --------       --------       --------       --------
      Total
        distributions      $ (0.830)      $ (1.650)      $ (2.100)      $ (1.850)      $ (2.500)      $ (1.760)      $ (1.790)
                           --------       --------       --------       --------       --------       --------       --------

PROVISION FOR FEDERAL TAX ON
  UNDISTRIBUTED NET REALIZED
  LONG-TERM GAIN (NOTE 1C) $   --         $   --         $ (0.111)      $ (0.128)      $ (0.111)      $   --         $ (0.210)
                           --------       --------       --------       --------       --------       --------       --------
NET ASSET VALUE,
  end of period            $245.750       $218.850       $188.440       $141.160       $149.470       $151.610       $148.620
                           ========       ========       ========       ========       ========       ========       ========
TOTAL RETURN(1)              12.69%         17.07%         35.10%         (4.33%)         0.28%          3.28%         44.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end
    of period (000's
    omitted)               $ 67,920       $ 61,786       $ 56,331       $ 48,833       $ 58,113       $ 60,653       $ 62,793
  Ratio of net
    expenses to average
    net assets(2)             0.75%+         0.81%+         0.82%          0.83%          0.81%          0.83%          0.82%
  Ratio of net
    investment
    income to
    average net
    assets                    0.91%+         0.95%+         1.20%          1.37%          1.11%          1.11%          1.38%
PORTFOLIO TURNOVER(3)          --               1%             3%             5%             6%             5%             5%
AVERAGE COMMISSION
  RATE PAID(4)                 --         $ 0.0600            --             --             --             --             --

 +  Annualized.
 *  For the ten month period ended October 31, 1996 (Note 5).
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing directly in the Portfolio.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(4) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged. The average commission rate paid for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

-------------------------------------------------------------------------------
1 SIGNIFICANT ACCOUNTING POLICIES
Fiduciary Exchange Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund invests all of its investable assets in interests in the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.4% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $72,962 which will reduce the tax-able income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2004. The Fund generally designates as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pays the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

D. OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E. DISTRIBUTIONS -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes be classified as distributions in excess of net investment income or accumulated net realized gains.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

H. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to April 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

------------------------------------------------------------------------------
(2) CAPITAL STOCK
At April 30, 1997, there were 5,005,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                           SIX MONTHS ENDED
                                             APRIL 30, 1997                   PERIOD ENDED                     YEAR ENDED
                                               (UNAUDITED)                  OCTOBER 31, 1996               DECEMBER 31, 1995
                                       ----------------------------   -----------------------------   -----------------------------
                                          SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                       -----------  ---------------   ------------  ---------------   ------------  ---------------
Issued to shareholders electing
  to receive payment of dividends
  in capital stock                           204       $    47,780           437       $    89,743           880       $   153,851
Redemptions                               (6,142)       (1,455,747)      (17,055)       (3,504,037)      (47,886)       (8,416,869)
                                          ------       -----------       -------       -----------       -------       -----------
Net increase (decrease)                   (5,938)      $(1,407,967)      (16,618)      $(3,414,294)      (47,006)      $(8,263,018)
                                          ======       ===========       =======       ===========       =======       ===========

------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Decreases in the Fund's investment in the Portfolio aggregated $1,680,376 for the six months ended April 30, 1997. There were no increases in the Fund's investment in the Portfolio during the six months ended April 30, 1997. In addition, investments were distributed in payment for capital stock redeemed for the six months ended April 30, 1997, resulting in realized capital gains, for book purposes, of $1,771,624.

------------------------------------------------------------------------------
(4) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to directors of the Fund who are not members of EVM's organization, officers and directors receive remuneration for their services to the Fund out of such investment adviser fee.
  Certain of the officers and directors of the Fund are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(5) CHANGE IN FISCAL YEAR
During 1996, the Fund changed its fiscal year end from December 31 to October
31.

                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 1997
                                  (UNAUDITED)

-------------------------------------------------------------------------------
                            COMMON STOCKS - 94.7%
-------------------------------------------------------------------------------
NAME OF COMPANY                                      SHARES         VALUE
-------------------------------------------------------------------------------
ADVERTISING 1.3%
Interpublic Group Companies., Inc.                   131,000   $      7,417,875
Omnicom Group, Inc.                                  170,000          9,010,000
                                                               ----------------
                                                               $     16,427,875
                                                               ----------------
AEROSPACE AND DEFENSE - 2.0%
Boeing Company (The)                                 155,370   $     15,323,366
Raytheon Co.                                         226,544          9,882,982
                                                               ----------------
                                                               $     25,206,348
                                                               ----------------
BANKS - REGIONAL - 1.2%
BankAmerica Corporation                               20,812   $      2,432,403
First Chicago NBD Corporation                         43,007          2,419,139
Norwest Corporation                                  210,000         10,473,750
                                                               ----------------
                                                               $     15,325,292
                                                               ----------------
BANKS AND MONEY SERVICES - 1.1%
Citicorp                                             115,000   $     12,951,875
Wells Fargo & Co.                                      4,265          1,137,689
                                                               ----------------
                                                               $     14,089,564
                                                               ----------------
BEVERAGES - 5.4%
Anheuser-Busch Cos., Inc.                            210,260   $      9,014,898
Coca-Cola Co.                                        430,883         27,414,930
PepsiCo, Inc.                                        896,292         31,258,183
                                                               ----------------
                                                               $     67,688,011
                                                               ----------------
BROADCASTING AND CABLE - 0.2%
Cox Communications Inc., Class A*                     93,319   $      1,819,721
                                                               ----------------

BUILDING MATERIALS - 0.3%
Masco Corporation                                     55,540   $      2,096,635
Stanley Works (The)                                   40,490          1,574,049
                                                               ----------------
                                                               $      3,670,684
                                                               ----------------

BUSINESS SERVICES - MISCELLANEOUS - 0.8%
ACNielson Corp.                                       45,669   $        685,030
Cognizant Corp.                                      137,006          4,469,821
Manpower, Inc.                                       110,000          4,413,750
                                                               ----------------
                                                               $      9,568,601
                                                               ----------------
CHEMICALS - 2.5%
Bayer AG Sponsored American
  Depositary Receipt ADR                              40,000   $      1,591,528
Dow Chemical Co. (The)                                25,248          2,142,924
E.I. Du Pont de Nemours & Co., Inc.                   44,800          4,754,400
Illinois Tool Works, Inc.                             10,000            913,750
Monsanto Co.                                         506,680         21,660,569
                                                               ----------------
                                                               $     31,063,171
                                                               ----------------
COMMUNICATIONS EQUIPMENT - 2.0%
L.M. Ericsson Telephone Co. ADR                       66,000   $      2,219,250
Nokia Corp. ADR Class A                              280,000         18,094,999
Northern Telecom Ltd.                                 55,870          4,057,559
                                                               ----------------
                                                               $     24,371,808
                                                               ----------------
COMPUTER SOFTWARE - 2.1%
Computer Associates International, Inc.              195,000   $     10,140,000
Digital Equipment Corp.*                              37,680          1,125,690
Microsoft Corp.*                                      40,000          4,860,000
Oracle Corp.*                                        250,000          9,937,500
                                                               ----------------
                                                               $     26,063,190
                                                               ----------------
COMPUTERS AND BUSINESS EQUIPMENT - 3.5%
Hewlett-Packard Co.                                  479,528   $     25,175,219
Imation Corporation*                                   2,628             62,087
International Business Machines Corp.                 53,051          8,527,948
Xerox Corp.                                          160,000          9,840,000
                                                               ----------------
                                                               $     43,605,254
                                                               ----------------
CONTAINERS AND PACKAGING - 0.9%
Crown Cork & Seal Co., Inc.                          215,000   $     11,771,250
                                                               ----------------

DISTRIBUTION - 0.9%
Supervalu, Inc.                                       51,506   $      1,577,371
Sysco Corp.                                          277,760          9,860,480
                                                               ----------------
                                                               $     11,437,851
                                                               ----------------

DRUGS - 10.4%
Allegiance Corporation*                               22,661   $        501,375
Amgen, Inc.                                           80,000          4,710,000
Astra AB Class A                                     420,000         17,184,384
Astra AB Class B                                      60,000          2,382,252
Bristol-Myers Squibb Co.                             113,720          7,448,660
Elan Corp., PLC ADR*                                 330,000         11,220,000
Genentech, Inc.*                                      80,000          4,690,000
Genzyme Corp.                                        380,000          8,787,500
Merck & Co., Inc.                                    239,075         21,636,287
Pfizer, Inc.                                         290,752         27,912,191
Schering-Plough Corp.                                138,120         11,049,600
Smithkline Beecham PLC ADR                            37,520          3,025,050
Warner-Lambert Co.                                    94,644          9,275,112
                                                               ----------------
                                                               $    129,822,411
                                                               ----------------
ELECTRIC UTILITIES - 0.1%
Citizens Utilities Corp., Class A*                    57,198   $        664,931
                                                               ----------------

ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.                                 150,948   $      7,660,611
General Electric Co.                                  74,114          8,217,390
Lincoln Electric Co.                                  19,700            758,450
Lincoln Electric Co. Class A                          19,700            630,400
                                                               ----------------
                                                               $     17,266,851
                                                               ----------------
ELECTRONICS - INSTRUMENTS - 1 0%
AMP Inc.                                             112,340   $      4,030,198
Thermo Electron Corp.                                250,000          8,625,000
                                                               ----------------
                                                               $     12,655,198
                                                               ----------------
ELECTRONICS - SEMICONDUCTORS - 4.8%
Intel Corp.                                          343,948   $     52,667,037
Texas Instruments, Inc.                               84,390          7,531,808
                                                               ----------------
                                                               $     60,198,845
                                                               ----------------
ENTERTAINMENT - 0.2%
Walt Disney Company (The)                             26,600   $      2,181,200
                                                               ----------------

ENVIRONMENTAL SERVICES - 0.3%
Gilbert Associates, Inc. Class A                      78,125   $      1,035,156
WMX Technologies, Inc.                                77,930          2,289,194
                                                               ----------------
                                                               $      3,324,350
                                                               ----------------

FINANCIAL - MISCELLANEOUS - 2 5%
American Express Co.                                  76,798   $      5,059,068
Federal National Mortgage Association                428,820         17,635,223
MGIC Investment Corp.                                105,000          8,531,250
                                                               ----------------
                                                               $     31,225,541
                                                               ----------------
FOODS - 1.5%
Earthgrains Company (The)                              4,204   $        240,679
McCormick & Co., Inc., Non-voting                    229,298          5,417,165
Pioneer Hi-Bred International, Inc.                  107,000          7,556,875
Unilever ADR                                          25,000          4,906,250
                                                               ----------------
                                                               $     18,120,969
                                                               ----------------
HEALTH SERVICES - 0.1%
Covance, Inc.                                         31,250   $        460,938
Medpartners, Inc.*                                    17,696            322,952
Quest Diagnostics, Inc.                               15,625            275,391
                                                               ----------------
                                                               $      1,059,281
                                                               ----------------
HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Co.                                 21,826   $      2,422,686
Gillette Company                                      90,400          7,684,000
Kimberley-Clark Corp.                                114,620          5,874,275
Rubbermaid, Inc.                                      78,920          1,894,080
                                                               ----------------
                                                               $     17,875,041
                                                               ----------------
INDUSTRIAL EQUIPMENT - 2.2%
Dover Corp.                                          164,580   $      8,722,740
General Signal Corp.                                  68,600          2,692,550
Goulds Pumps, Inc.                                   110,539          4,034,674
Parker-Hannifin Corp.                                 76,099          3,785,925
Tecumseh Products Co. Class A                        135,290          7,305,660
Tecumseh Products Co. Class B                          5,000            260,000
                                                               ----------------
                                                               $     26,801,549
                                                               ----------------
INFORMATION SERVICES - 3.6%
Automatic Data Processing, Inc.                      326,040   $     14,753,310
Dun & Bradstreet Corp. (The)                         132,196          3,255,327
Electronic Data Systems Corp.                        180,000          6,007,500
Reuters Holdings PLC, ADR                            355,090         21,882,420
                                                               ----------------
                                                               $     45,898,557
                                                               ----------------

INSURANCE - 8.7%
American International Group, Inc.                   226,633   $     29,122,340
Berkshire Hathaway Inc. Class A                           50          1,900,000
Berkshire Hathaway Inc. Class B                           21             26,691
Chubb Corporation                                    101,050          5,835,638
General RE Corp.                                     112,446         18,806,593
Highlands Insurance Group, Inc.*                       5,070             89,359
Kansas City Life Insurance Co.                        35,400          2,389,500
Marsh & McLennan Cos., Inc.                          137,172         16,529,226
Mutual Risk Management Ltd.                          165,000          6,063,750
Progressive Corp.                                    170,000         12,941,250
Provident Companies, Inc.                              9,599            536,344
Providian Corp.                                       46,794          2,702,354
Seafield Capital Corp.                                35,960          1,141,730
St. Paul Companies, Inc. (The)                       130,280          8,728,760
Torchmark Corp.                                       31,425          1,952,278
                                                               ----------------
                                                               $    108,765,813
                                                               ----------------
MEDICAL PRODUCTS - 6.3%
Abbott Laboratories                                   80,000   $      4,880,000
Bausch & Lomb Inc.                                   145,574          5,877,550
Baxter International, Inc.                           265,828         12,726,516
Boston Scientific Corporation*                       255,000         12,303,750
Johnson & Johnson                                    449,040         27,503,699
Medtronic, Inc.                                      122,000          8,448,500
Sofamor Danek Group, Inc.*                           173,000          6,747,000
                                                               ----------------
                                                               $     78,487,015
                                                               ----------------
METALS - INDUSTRIAL - 0.5%
Inco Ltd                                             124,000   $      3,968,000
Nucor Corp.                                           40,000          1,990,000
                                                               ----------------
                                                               $      5,958,000
                                                               ----------------
METALS AND MINERALS - 0.7%
Potash Corp. of Saskatchewan                         120,000   $      9,225,000
                                                               ----------------

OIL AND GAS - EQUIPMENT AND SERVICES - 2.4%
Baker Hughes, Inc.                                    39,234   $      1,353,573
Chevron Corporation                                   55,600          3,808,600
Dresser Industries, Inc.                              79,800          2,384,025
Halliburton Company                                   50,700          3,580,688
Schlumberger Ltd.                                    168,203         18,628,481
                                                               ----------------
                                                               $     29,755,367
                                                               ----------------

OIL AND GAS - EXPLORATION AND PRODUCTION - 2.3%
Anadarko Petroleum Corp.                             211,000   $     11,578,625
Apache Corporation                                   156,440          5,318,965
Louisiana Land & Exploration Corp.                    25,000          1,250,000
Triton Energy Ltd.*                                  230,000          8,452,500
Union Pacific Resources Co.                           79,795          2,164,439
                                                               ----------------
                                                               $     28,764,529
                                                               ----------------
OIL AND GAS - INTEGRATED - 2.5%
Amoco Corporation                                     47,928   $      4,007,979
Atlantic Richfield Company                            20,883          2,842,698
Enron Oil & Gas                                      100,000          1,862,500
Exxon Corp.                                          164,318          9,304,507
Mobil Corp.                                           74,333          9,663,290
Murphy Oil Corporation                                29,700          1,291,950
Sonat Inc.                                            27,200          1,553,800
                                                               ----------------
                                                               $     30,526,724
                                                               ----------------
PAPER AND FOREST PRODUCTS - 0 9%
Champion International Corp.                          41,484   $      1,929,006
Deltic Timber Corp.                                    8,486            215,325
Minnesota Mining & Manufacturing Co.                  26,288          2,287,056
Union Camp Corp.                                      80,309          3,905,025
Weyerhauser Co.                                       61,630          2,819,573
                                                               ----------------
                                                               $     11,155,985
                                                               ----------------
PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                    152,181   $     12,707,114
                                                               ----------------

PRINTING AND BUSINESS PRODUCTS - 0.8%
American Business Products, Inc.                     146,497   $      3,515,928
Bowne & Company                                       91,770          2,431,905
Deluxe Corporation                                    51,750          1,584,844
Donnelley & Sons                                      47,896          1,640,438
John H. Harland  Co.                                  51,540          1,063,013
                                                               ----------------
                                                               $     10,236,128
                                                               ----------------
PUBLISHING - 3.0%
Dow Jones & Co.                                      180,000   $      7,290,000
Gannett Co., Inc.                                    130,450         11,381,763
Harcourt General Inc.                                 90,000          4,162,500
Houghton Mifflin Co.                                  63,700          3,575,163
McGraw-Hill Companies, Inc. (The)                     60,608          3,083,432
Times Mirror Co. Class A                             151,670          8,379,768
                                                               ----------------
                                                               $     37,872,626
                                                               ----------------

REAL ESTATE INVESTMENT TRUST - 0.0%
SLH Corp.                                              8,990   $        395,560
                                                               ----------------

RESTAURANTS - 0.7%
McDonald's Corp.                                     168,100   $      9,014,363
                                                               ----------------

RETAIL - FOOD AND DRUG - 0.9%
Albertson's, Inc.                                    341,048   $     11,254,584
                                                               ----------------

RETAIL - GENERAL - 2.3%
Procter & Gamble Co.                                 166,600   $     20,949,949
Wal-Mart Stores, Inc.                                294,390          8,316,518
                                                               ----------------
                                                               $     29,266,467
                                                               ----------------
RETAIL - SPECIALTY AND APPAREL - 2.2%
Home Depot, Inc. (The)                               370,000   $     21,459,999
Toys "R" Us, Inc.*                                   201,605          5,745,743
                                                               ----------------
                                                               $     27,205,742
                                                               ----------------
SPECIALTY CHEMICALS AND MATERIALS - 5.3%
Corning, Inc.                                        125,000   $      6,031,250
Dexter Corp.                                          47,829          1,428,891
Dionex Corp.*                                        181,070          8,849,796
Ecolab Inc.                                          132,620          5,404,265
Great Lakes Chemical Corp.                            62,780          2,660,303
International Flavors & Fragrances, Inc.             148,101          6,238,755
International Specialty Products Inc.*                59,000            767,000
Memtec Ltd. ADR                                       77,500          1,792,188
Millipore Corporation                                256,440          9,680,610
Nalco Chemical Co.                                   196,020          7,056,720
Sealed Air Corp.*                                    325,000         15,031,250
                                                               ----------------
                                                               $     64,941,028
                                                               ----------------
TOBACCO - 0.0%
Schweitzer-Mauduit International, Inc.                 5,731   $        186,974
                                                               ----------------
TRANSPORTATION - 0.5%
CSX Corp.                                             15,270   $        711,964
Union Pacific Corp.                                   94,210          6,005,888
                                                               ----------------
                                                               $      6,717,852
                                                               ----------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $423,651,466)                          $  1,181,640,215
                                                               ----------------

--------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS - 5.1%
--------------------------------------------------------------------------------
                                                  FACE AMOUNT
NAME OF COMPANY                                   (000 OMITTED)       VALUE
-------------------------------------------------------------------------------
American General Finance Commercial
  Paper, 5.65%, $                                     20,000   $     20,000,000
Cit Group Holdings Commercial Paper,
  5.62%, 5/1/97                                       11,369         11,369,000
Ford Motor Credit Company Commercial
  Paper, 5.50%, 5/7/97                                13,000         12,988,083
Prudential Funding Commercial Paper,
  5.50%, 5/7/97                                       20,000         19,981,667
                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS
  (IDENTIFIED COST  $64,338,750)                               $     64,338,750
                                                               ----------------

TOTAL INVESTMENTS - 99.8%
  (identified cost $487,990,216)                                 $1,245,978,965
                                                               ----------------

-------------------------------------------------------------------------------
                      LESS SECURITIES SOLD SHORT - 1.6%
--------------------------------------------------------------------------------
NAME OF COMPANY                                       SHARES          VALUE
-------------------------------------------------------------------------------
Intel Corp.                                          100,000   $    (15,312,500)
Hewlett-Packard Co.                                  100,000         (5,250,000)
                                                               ----------------

    TOTAL SECURITIES RECEIVED SOLD SHORT
      (proceeds $20,873,654)                                   $    (20,562,500)
                                                               ----------------

    OTHER ASSETS, LESS LIABILITIES
      EXCLUDING SECURITIES SOLD SHORT - 1.8%                   $     22,661,229
                                                               ----------------

    NET ASSETS - 100%                                          $  1,248,077,694
                                                               ================

*Non-income producing security.

                      See notes to financial statements

                              FINANCIAL STATEMENTS

                     Statement of Assets and Liabilities
-------------------------------------------------------------------------------
                          April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $487,990,216)                                             $1,245,978,965
  Cash                                                                40,630
  Deposits with brokers for securities sold
    short (Note 1E)                                               20,873,654
  Receivable for investments sold                                     13,500
  Dividends and interest receivable                                1,713,885
  Tax reclaim receivable                                              68,444
  Deferred organization expenses (Note 1C)                             7,800
                                                              --------------
      Total assets                                            $1,268,696,878
LIABILITIES:
  Payable to affiliate --
    Trustees' fees                               $     1,912
  Securities sold short, at value (proceeds
    received of $20,873,654) (Note 1E)            20,562,500
  Accrued expenses                                    54,772
                                                 -----------
      Total liabilities                                           20,619,184
                                                              --------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO     $1,248,077,694
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
   withdrawals                                                $  489,773,690
  Unrealized appreciation of investments
    (computed on the basis of identified cost)                   758,304,004
                                                              --------------
      Total                                                   $1,248,077,694
                                                              ==============

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
             For the Six Months Ended April 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):

  Income --
    Dividends (net of foreign taxes withheld of,
      $73,293)                                                   $  7,748,085
    Interest                                                        1,233,595
                                                                 ------------
        Total income                                             $  8,981,680
  Expenses --
    Investment adviser fee (Note 2)                $ 3,154,717
    Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)          12,632
    Custodian fee                                      150,883
    Legal and accounting services                       41,163
    Dividends on securities sold short                  17,000
    Amortization of organization expenses (Note 1C)      1,079
    Miscellaneous                                        7,692
                                                   -----------
        Total expenses                                              3,385,166
                                                                 ------------
          Net investment income                                  $  5,596,514
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions
  (identified cost basis)                                        $ 41,834,150
Increase in unrealized appreciation --
  Investments (identified cost basis)              $78,269,110
  Securities sold short                                311,154
                                                   -----------
      Net change in unrealized appreciation                        78,580,264
                                                                 ------------
          Net realized and unrealized gain                       $120,414,414
                                                                 ------------
            Net increase in net assets from
              operations                                         $126,010,928
                                                                 ============

                       See notes to financial statements

                              STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                           APRIL 30, 1997          YEAR ENDED
                                                             (UNAUDITED)        OCTOBER 31, 1996*
                                                         -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                    $    5,596,514       $  3,104,708
    Net realized gain                                            41,834,150          9,582,500
    Increase in unrealized appreciation                          78,580,264         70,637,961
                                                             --------------       ------------
      Net increase in net assets from operations             $  126,010,928       $ 83,325,169
                                                             --------------       ------------
  Capital transactions --
    Contributions                                            $  244,553,683       $871,076,582
    Withdrawals                                                 (59,286,487)       (17,702,191)
                                                             --------------       ------------
      Net increase in net assets from capital
        transactions                                         $  185,267,196       $853,374,391
                                                             --------------       ------------
        Total increase in net assets                         $  311,278,124       $936,699,560
NET ASSETS:
  At beginning of period                                        936,799,570            100,010
                                                             --------------       ------------
  At end of period                                           $1,248,077,694       $936,799,570
                                                             ==============       ============

* For the period from the start of business, December 1, 1995, to October 31, 1996.

-------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
-------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED          YEAR ENDED
                                               APRIL 30, 1997      OCTOBER 31,
                                                 (UNAUDITED)          1996*
                                               --------------      -----------
RATIOS (AS A PERCENTAGE OF NET ASSETS):
    Expenses                                       0.62%+            0.66%+
    Net investment income gain                     1.03%+            0.91%+
PORTFOLIO TURNOVER                                    3%                6%
AVERAGE COMMISSION RATE (PER SHARE)(1)           $0.0589           $0.0585

  * For the period from the start of business, December 1, 1995, to October 31, 1996.
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The polices are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. SECURITIES SOLD SHORT -- The Portfolio may sell securities short where it owns an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short (a short sale against-the-box). The Portfolio may do this in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The security sold short is segregated as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is realized when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

I. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to April 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

-------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed the level. For the six months ended April 30, 1997 the adviser fee was 0.58% of the Portfolio's average net assets (annualized). Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

-------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $225,853,920 and $36,084,420, respectively.

-------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $487,990,216
                                                                ============
Gross unrealized appreciation                                   $762,365,329
Gross unrealized depreciation                                     (4,376,580)
                                                                ------------
  Net unrealized appreciation                                   $757,988,749
                                                                ============

-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio had no obligations under these financial instruments at April 30, 1997.

-------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 1997.

                            INVESTMENT MANAGEMENT

FIDUCIARY          OFFICERS             INDEPENDENT TRUSTEES
EXCHANGE
FUND, INC.         LANDON T. CLAY       DONALD R. DWIGHT
24 Federal Street  President, Director  President, Dwight
Boston, MA 02110                        Partners, Inc.
                   JAMES B. HAWKES      Chairman, Newspapers of
                   Vice President,      New England, Inc.
                   Director
                                        SAMUEL L. HAYES, III
                   JAMES L. O'CONNOR    Jacob H. Schiff
                   Treasurer            Professor of
                                        Investment Banking,
                   THOMAS OTIS          Harvard University
                   Secretary            Graduate School of
                                        Business Administration

                                        NORTON H. REAMER
                                        President and Director,
                                        United Asset
                                        Management Corporation

                                        JOHN L. THORNDIKE
                                        Formerly Director,
                                        Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and
                                        Consultant

                   ---------------------------------------------

TAX-MANAGED GROWTH OFFICERS             INDEPENDENT TRUSTEES
PORTFOLIO
24 Federal Street  LANDON T. CLAY       DONALD R. DWIGHT
Boston, MA 02110   President, Trustee   President, Dwight
                                        Partners, Inc.
                   JAMES B. HAWKES      Chairman, Newspapers of
                   Vice President,      New England, Inc.
                   Trustee
                                        SAMUEL L. HAYES, III
                   DUNCAN W.            Jacob H. Schiff
                   RICHARDSON           Professor of
                   Vice President and   Investment Banking,
                   Portfolio Manager    Harvard University
                                        Graduate School of
                   JAMES L. O'CONNOR    Business Administration
                   Treasurer
                                        NORTON H. REAMER
                   THOMAS OTIS          President and Director,
                   Secretary            United Asset
                                        Management Corporation

                                        JOHN L. THORNDIKE
                                        Formerly Director,
                                        Fiduciary Company
                                        Incorporated

                                        JACK L. TREYNOR
                                        Investment Adviser and
                                        Consultant

INVESTMENT ADVISER OF TAX-MANAGED GROWTH
PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF FIDUCIARY EXCHANGE FUND, INC.
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AND DIVIDEND DISBURSING AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123